Unaudited Condensed Consolidated Balance Sheets	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Current assets
Cash and cash equivalents	$ 40,923,581	$ 5,260,979	$ 52,338,132
Trade receivables, net	24,852,732	3,194,972	21,851,480
Inventories	29,912,977	3,845,498	47,613,381
Prepaid expenses and other current assets	2,532,942	325,628	5,013,876
Contract assets, net	18,038,502	2,318,961	6,443,947
Prepaid income tax	1,052,841	135,349	2,066,219
Total current assets	117,313,575	15,081,387	135,327,035
Non-current assets
Property and equipment, net	6,966,653	895,606	8,886,235
Intangible assets, net	231,300	29,735	268,500
Goodwill	1,271,160	163,415	1,271,160
Prepaid expenses and other non-current assets	2,945,680	378,685	4,462,823
Operating lease right-of-use assets, net	4,543,234	584,061	5,496,985
Investment in key management insurance policy	1,299,900	167,110	1,157,520
Deferred tax assets	211,753	27,222	207,702
Total non-current assets	17,469,680	2,245,834	21,750,925
TOTAL ASSETS	134,783,255	17,327,221	157,077,960
Current liabilities
Trade payables	7,686,509	988,148	8,625,685
Notes payables	631,973	81,244	2,355,023
Other payables	1,436,983	184,733	3,499,507
Accrued payroll and welfare	8,421,744	1,082,667	9,040,942
Operating lease liabilities – current	1,580,205	203,145	1,935,187
Contract liabilities	15,020,377	1,930,962	27,801,257
Total current liabilities	34,777,791	4,470,899	53,257,601
Non-current liabilities
Operating lease liabilities – non-current	2,380,571	306,037	3,004,974
Other payables – non-current	1,362,306	175,133	1,340,016
Deferred tax liabilities			431,717
Other liabilities	643,000	82,662	1,321,956
Total non-current liabilities	4,385,877	563,832	6,098,663
Total liabilities	39,163,668	5,034,731	59,356,264
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (par value of HK$0.01 per share; 750,000,000 ordinary shares authorized and 13,647,500 and 13,847,500 ordinary shares issued and outstanding as of September 30, 2024 and March 31, 2025, respectively.)	138,475	17,802	136,475
Shares subscription receivables			(90)
Additional paid-in capital	48,683,768	6,258,600	46,260,499
Retained earnings	46,797,344	6,016,088	51,324,812
Total SU Group Holdings Limited shareholders’ equity and total shareholders’ equity	95,619,587	12,292,490	97,721,696
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 134,783,255	$ 17,327,221	$ 157,077,960